Financial Instruments and Financial Risk Management - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($) Risk
Disclosure Of Financial Instruments [Line Items]
Number of risk identified | Risk	2
Description of derivative financial instruments maturity period	All derivative financial instruments included in trade and other payables have a maturity of less than 12 months.
Restricted cash	$ 12,500,000
Contingent consideration liability	105,586,000
Decrease in fair value contingent consideration liability	(43,200,000)
Hedge Items
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period	(7,900,000)
Hedge Items | Inventory | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period	(100,000)
Hedge Items | Revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period	500,000
Hedge Items | Cost of revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period	(200,000)
Hedge Items | Selling, General and Administrative Expenses | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period	$ (8,100,000)
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Expected credit loss rate	0.50%
Later than One Year Not Later than Two Years
Disclosure Of Financial Instruments [Line Items]
Non-current contingent consideration	$ 1,100,000
Non-current contingent consideration expected to mature	2021
Later than Two Years Not Later than Three Years
Disclosure Of Financial Instruments [Line Items]
Non-current contingent consideration	$ 60,200,000
Non-current contingent consideration expected to mature	2022